Note 16 - Investments Accounted for Using the Equity Method (Details Textual) - USD ($) $ in Millions	1 Months Ended	12 Months Ended	24 Months Ended	51 Months Ended
	Apr. 30, 2017	Jun. 30, 2021	Jun. 30, 2021	Jun. 29, 2021
Innovative Solar Ventures I, LLC [member]
Statement Line Items [Line Items]
Proportion of ownership interest in joint venture	50.00%	50.00%
Investments in joint ventures reported in separate financial statements	$ 14.1
Joint venture agreement, potential brokerage commissions	$ 0.8
Purchase of investments other than investments accounted for using equity method				$ 13.1
Capitalized cost, written off		$ 7.0
Innovative Solar Ventures I, LLC [member] | Trade and other current payables [member]
Statement Line Items [Line Items]
Purchase of investments other than investments accounted for using equity method			$ 1.1
ISS Joint Venture [member]
Statement Line Items [Line Items]
Percentage of voting equity interests acquired		50.00%	50.00%
Total consideration transferred, acquisition-date fair value		$ 1.0	$ 1.0
Investments accounted for using equity method, amount derecognized		$ 8.1
Percentage of capitalized project development costs recorded as intangibles upon business acquisition		100.00%